Related party transactions - Seabras Sapura transactions (Details) € in Thousands			1 Months Ended						12 Months Ended
		Dec. 30, 2015 USD ($)	Dec. 31, 2016 USD ($)	Oct. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Apr. 30, 2015 USD ($)	Jan. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	May 31, 2014 USD ($)	May 31, 2014 EUR (€)	Nov. 30, 2012 USD ($)
Related Party Transaction [Line Items]
Maximum guarantee			$ 5,680,000,000						$ 4,111,000,000	$ 5,680,000,000
Vessel and rig operating expenses	[1]								$ 792,000,000	1,015,000,000	$ 1,611,000,000
Sapura | Equity Method Investee
Related Party Transaction [Line Items]
Maximum exposure ratio									50.00%
Interest income, related party									$ 4,000,000	2,100,000	1,500,000
Seabras Sapura Joint Venture | Seabras Sapura, May 2014 Loan One | Equity Method Investee
Related Party Transaction [Line Items]
Notes receivable			11,000,000						11,000,000	11,000,000		$ 10,800,000
Loan receivable basis spread on variable rate (as percent)												3.40%	3.40%
Seabras Sapura Joint Venture | Seabras Sapura, May 2014 Loan Two | Equity Method Investee
Related Party Transaction [Line Items]
Notes receivable			0						0	0		$ 4,500,000	€ 3,250
Loan receivable basis spread on variable rate (as percent)												3.40%	3.40%
Seabras Sapura Joint Venture | Seabras Sapura, January 2015 Loan | Equity Method Investee
Related Party Transaction [Line Items]
Notes receivable			18,000,000				$ 18,000,000		18,000,000	18,000,000
Interest rate on related party debt (as percent)							3.40%
Seabras Sapura Joint Venture | Seabras Sapura, April 2015 Loan | Equity Method Investee
Related Party Transaction [Line Items]
Notes receivable			14,000,000			$ 14,000,000			14,000,000	14,000,000
Seabras Sapura Joint Venture | Seabras Sapura, April 2015 Loan | LIBOR | Equity Method Investee
Related Party Transaction [Line Items]
Interest rate on related party debt (as percent)						3.99%
Seabras Sapura Joint Venture | Seabras Sapura December 2015 Loan | Equity Method Investee
Related Party Transaction [Line Items]
Notes receivable		$ 3,300,000	3,300,000						3,300,000	3,300,000
Interest rate on related party debt (as percent)		4.40%
Seabras Sapura Joint Venture | Seabras Sapura, June 2016 Loan | Equity Method Investee
Related Party Transaction [Line Items]
Notes receivable			13,600,000.0		$ 14,000,000				14,000,000	13,600,000.0
Seabras Sapura Joint Venture | Seabras Sapura, June 2016 Loan | LIBOR | Equity Method Investee
Related Party Transaction [Line Items]
Interest rate on related party debt (as percent)					3.99%
Seabras Sapura Joint Venture | Seabras Sapura, October 2016 Loan | Equity Method Investee
Related Party Transaction [Line Items]
Notes receivable			12,000,000	$ 12,000,000					12,000,000	12,000,000
Seabras Sapura Joint Venture | Seabras Sapura, October 2016 Loan | LIBOR | Equity Method Investee
Related Party Transaction [Line Items]
Interest rate on related party debt (as percent)				3.99%
Seabras Sapura Joint Venture | Seabras Sapura, December 2016 Loan One | Equity Method Investee
Related Party Transaction [Line Items]
Notes receivable			6,000,000						6,000,000	$ 6,000,000
Seabras Sapura Joint Venture | Seabras Sapura, December 2016 Loan One | LIBOR | Equity Method Investee
Related Party Transaction [Line Items]
Interest rate on related party debt (as percent)										3.99%
Seabras Sapura Joint Venture | Seabras Sapura, December 2016 Loan Two | Equity Method Investee
Related Party Transaction [Line Items]
Notes receivable			$ 7,000,000						7,000,000	$ 7,000,000
Interest rate on related party debt (as percent)			4.50%
Seabras Sapura Joint Venture | Seabras Sapura, December 2016 Loan Three | Equity Method Investee
Related Party Transaction [Line Items]
Notes receivable			$ 7,000,000						7,000,000	7,000,000
Interest rate on related party debt (as percent)			4.50%
Seabras Sapura | Equity Method Investee
Related Party Transaction [Line Items]
Interest receivable			$ 6,000,000						6,000,000	6,000,000
Seabras Sapura | Equity Method Investee | Spain
Related Party Transaction [Line Items]
Vessel and rig operating expenses	[1]								$ 1,000,000	$ 2,000,000	$ 1,000,000
Seabras Sapura Participacoes
Related Party Transaction [Line Items]
Ownership interest (as percent)			50.00%						50.00%	50.00%	50.00%
Ownership percentage held by equity method investee (as percent)									50.00%
Seabras Sapura Holding
Related Party Transaction [Line Items]
Ownership interest (as percent)			50.00%						50.00%	50.00%	50.00%
Ownership percentage held by equity method investee (as percent)									50.00%
Seabras Sapura Holding | Financial Guarantee
Related Party Transaction [Line Items]
Maximum additional potential future payment			$ 0						$ 0	$ 0
Seabras Sapura Joint Venture | Secured Debt
Related Party Transaction [Line Items]
Maximum exposure ratio						50.00%		50.00%
Maximum borrowing capacity								$ 543,000,000
Maximum guarantee			367,000,000						$ 328,000,000	367,000,000
Guarantee period for debt service coverage									6 months
Guarantee period for operating expenses									3 months
Seabras Sapura Joint Venture | Sapura Diamante and Sapura Topazio | Secured Debt
Related Party Transaction [Line Items]
Maximum guarantee			218,000,000						$ 186,000,000	218,000,000
Seabras Sapura Joint Venture | Sapura Onix, Sapura Jade, and Supra Rubi | Secured Debt
Related Party Transaction [Line Items]
Maximum borrowing capacity						$ 780,000,000
Maximum guarantee			0						0	0
Seabras Sapura Joint Venture | Sapura Esmeralda | Secured Debt
Related Party Transaction [Line Items]
Maximum borrowing capacity								$ 36,000,000						$ 179,000,000
Maximum guarantee			$ 202,000,000						$ 184,000,000	$ 202,000,000

[1]	Includes transactions with related parties. Refer to Note 30 "Related party transactions".